Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Loss carryforwards	$ 9.7
Effective tax rate	0.00%	0.00%	0.00%
Swiss Tax [Member]
Income Taxes [Line Items]
Loss carryforwards	$ 32.9	$ 47.2
Five Years [Member] | Swiss Tax [Member]
Income Taxes [Line Items]
Loss carryforwards	52.2
2028 - 2029 [Member] | Swiss Tax [Member]
Income Taxes [Line Items]
Loss carryforwards	$ 14.3